Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Managers                                         5
      Shareholder Voting Results                                        9
      Financial Information
         Portfolio of Investments                                      10
         Notes to Portfolio of Investments                             33
         Statement of Assets and Liabilities                           34
         Statement of Operations                                       35
         Statements of Changes in Net Assets                           36
         Notes to Financial Statements                                 37










Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)2000, USAA. All rights reserved.








USAA Family of Funds Summary


      Fund                                        Minimum
    Type/Name              Volatility            Investment
-----------------------------------------------------------
CAPITAL APPRECIATION
-----------------------------------------------------------
 Aggressive Growth         Very high               $3,000
 Emerging Markets          Very high               $3,000
 First Start Growth        Moderate to high        $3,000
 Gold                      Very high               $3,000
 Growth                    Moderate to high        $3,000
 Growth & Income           Moderate                $3,000
 International             Moderate to high        $3,000
 S&P 500(Registered
  Trademark) Index         Moderate                $3,000
 Science & Technology      Very high               $3,000
 Small Cap Stock           Very high               $3,000
 World Growth              Moderate to high        $3,000
-----------------------------------------------------------
ASSET ALLOCATION
-----------------------------------------------------------
 Balanced Strategy         Moderate                $3,000
 Cornerstone Strategy      Moderate                $3,000
 Growth and Tax
  Strategy                 Moderate                $3,000
 Growth Strategy           Moderate to high        $3,000
 Income Strategy           Low to moderate         $3,000
-----------------------------------------------------------
INCOME - TAXABLE
-----------------------------------------------------------
 GNMA                      Low to moderate         $3,000
 High-Yield
  Opportunities            High                    $3,000
 Income                    Moderate                $3,000
 Income Stock              Moderate                $3,000
 Intermediate-Term
  Bond                     Low to moderate         $3,000
 Short-Term Bond           Low                     $3,000
-----------------------------------------------------------
INCOME - TAX EXEMPT
-----------------------------------------------------------
 Long-Term                 Moderate                $3,000
 Intermediate-Term         Low to moderate         $3,000
 Short-Term                Low                     $3,000
 State Bond Income         Moderate                $3,000
-----------------------------------------------------------
MONEY MARKET
-----------------------------------------------------------
 Money Market              Very low                $3,000
 Tax Exempt
  Money Market             Very low                $3,000
 Treasury Money
  Market Trust             Very low                $3,000
State Money Market         Very low                $3,000
-----------------------------------------------------------

Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.



Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.










Message from the President

[Photograph of the President and Vice Chairman of the Board, Michael J. C. Roth, CFA, appears here.]

As I write this message, I am also in the process of preparing to lead a panel on personal finance at the Greater San Antonio Chamber of Commerce's annual conference on economic development. As we enter 2000, I have asked my fellow panelists to look back to what they consider to be the key lessons they have learned in careers that all span at least 25 years in investments.

The incident and the person I have chosen is the visit of a well-known equity strategist from one of the major investment bankers to San Antonio in the spring of 1982. I should remind you what the spring of 1982 was like. The market had not yet shaken off the effects of repeated, arbitrary increases in the price of oil; the roaring inflation which followed; and the highest U.S. interest rates since the Civil War. Stocks and bonds had not yet come off their worst performance since World War II. Against this backdrop, that well-known equity strategist delivered a magnificent after-dinner presentation. He plucked facts and figures from a wide variety of sources and wove them into a compelling argument. His conclusion was clear: "Stay out of this market!" He was brilliant.

He was dead wrong. That summer saw the beginning of the greatest bull market for both stocks and bonds in U.S. history.

This incident has greatly influenced my thinking and my career. It taught me these things:

    - It is best to base investment strategy on something other than a forecast of the market.

    - If you insist on forecasting the market, it doesn't help to make the little calls. You absolutely must be right at times like spring of 1982.

    - If you use an asset allocation approach to investing, your chances of being in at a major turning point are 100%.

That is why I believe in the asset  allocation  approach of our strategy  funds.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Past performance is no guarantee of future results.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.










Investment Review

USAA GROWTH STRATEGY FUND

OBJECTIVE: High total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income.

TYPES OF INVESTMENTS: Invests principally in large-cap stocks, small-cap stocks, international stocks, bonds, and money market instruments.

--------------------------------------------------------------------------------
                                           11/30/99              5/31/99
--------------------------------------------------------------------------------
  Net Assets                            $287.5 Million       $258.8 Million
  Net Asset Value Per Share                 $15.41               $14.70
--------------------------------------------------------------------------------
Average Annual Total Returns as of 11/30/99
--------------------------------------------------------------------------------
   5/31/99 to 11/30/99(+)         1 Year          Since Inception on 9/1/95
          10.80%                  20.83%                    15.64%
--------------------------------------------------------------------------------
+ Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.









                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index for the period of 09/01/95 through 11/30/99. The data points from the graph are as follows:


               USAA Growth          S&P 500
              Strategy Fund          Index
              -------------         -------

09/01/95       $10,000              $10,000
11/30/95        10,330               10,840
05/31/96        12,776               12,117
11/30/96        12,999               13,858
05/31/97        13,764               15,684
11/30/97        14,381               17,809
05/31/98        15,432               20,493
11/30/98        15,349               22,026
05/31/99        16,738               24,803
11/30/99        18,547               26,628

Data since inception on 9/1/95 through 11/30/99




The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.











Message from the Managers

[Photograph of the Portfolio Managers, John K. Cabell, Jr., CFA (Small Cap Stocks); David G. Parsons, CFA (Allocation Manager and Large Cap Stocks); Kevin
P. Moore, (International Stocks); Paul H. Lundmark, CFA (Bonds); Eric M. Efron, CFA (Small Cap Stocks); Pamela Bledsoe Noble, CFA (Money Market Instruments); and Albert C. Sebastian, CFA (International Stocks); and David G. Peebles, CFA (International Stocks); appears here.]

FUND OVERVIEW

As we notified you in our July 1999 notice to shareholders, the target ranges of the USAA Growth Strategy Fund were changed to provide more flexibility in achieving the Fund's objective. In particular, the revisions have increased the percentage of the Fund's portfolio that may be invested in large-capitalization (large-cap) stocks, reduced the percentage that may be invested in small-capitalization (small-cap) stocks, and expanded the ranges of the other investment categories as follows:

                                        Percentage Target Range
         Investment Category               Old          New

         Large-Cap Stocks                 25-35%       40-75%
         Small-Cap Stocks                 25-35%        0-20%
         International Stocks             15-25%       10-30%
         Bonds                            15-25%       10-35%
         Money Market Instruments          0-10%        0-20%

Additionally, because of the current economic and market conditions, the definitions of large- and small-cap stocks have been revised. The line of differentiation was changed from $1 billion to a floating number based on the market capitalization of the largest stock in the S&P SmallCap 600 Index.

LARGE-CAPITALIZATION STOCKS

Over the course of the last six months, the large-cap sector of the Fund outperformed the S&P 500 Index. Our strongest areas were technology and health care, and our weakest areas were consumer staples and financials.

Our investment strategy is to generally concentrate our purchases in relatively undervalued growth stocks within the context of a broadly diversified portfolio. Consequently, we increased our exposure to both the technology and financial industries during the reporting period. Presently, this category of the Fund is overweighted versus the S&P 500 Index in the technology, health care, and financial sectors.

The large-cap category accounted for 51.3% of the Fund's net assets as of November 30, 1999.

SMALL-CAPITALIZATION STOCKS

The small-cap sector of the Fund invests in companies that have rapid earnings growth potential, are innovative, and are well positioned to take advantage of long-term social and economic trends.

During the past six-month reporting period, the sector generated strong returns in its technology holdings, particularly in the Internet, computer networking, and semiconductor industries. Other areas of strength were telecommunication services and biotechnology. The returns from these industries enabled the small-cap sector of the Fund to outperform the Russell 2000(Registered Trademark) Index. Areas of weakness were in energy, specialty retail, and health care services.

The small-cap category accounted for 11.7% of the Fund's net assets as of November 30, 1999.

INTERNATIONAL STOCKS

International stocks performed well versus U.S. stocks over the period. As in the United States, performance around the world was driven by technology and telecommunication stocks. The international category benefited from its ownership of these stocks in Europe, Canada, and the Far East. Individual stocks that were particularly strong were Nokia in Finland, Nortel in Canada, Philips in the Netherlands, and Sony, Sharp, and Nippon Telegraph and Telephone in Japan. Areas of weakness were auto-related and interest-sensitive stocks, which were also prevalent themes around the world.

The international category accounted for 16.1% of the Fund's net assets as of November 30, 1999.

BONDS

We manage the bond sector so that income is the primary component of total return. The economy is performing much stronger than anticipated, and investors fear that inflation will rise as a consequence. The Federal Reserve Board has raised overnight rates by 0.75% since the last report to try to slow down the economy. Because of our income orientation, we have favored investments in higher-yielding instruments such as corporate bonds and mortgage- and asset-backed securities. This investment style resulted in the bond portion outperforming most of its peers over the past six months.

Within the Fund's bond portion, the best-performing holdings, as a sector, were the collateralized mortgage obligations (CMOs). The types of CMOs we own are defensive in nature and will usually outperform most other debt securities in a rising-interest-rate environment. Both MacSaver Financial and Waste Management have underperformed over the past six months, but we continue to hold these bonds because they are turning around their operations and have a potentially good outlook.

Looking to the future, we feel that the economy is likely to continue to be strong resulting in corporate bonds and mortgage- and asset-backed securities increasing in relative value.

At the end of the reporting period, bonds made up 16.71% of the Fund's net assets.

PERFORMANCE

For the six months ended November 30, 1999, the Fund returned 10.8%, which exceeded the 4.05% return of the Flexible Portfolio Average according to Lipper Analytical Services, Inc. The Fund's strong performance was attributable to the returns from the large- and small-cap and international sectors of the Fund. The bond sector performed well versus its peers but was up only fractionally.


The S&P SmallCap 600 Index is an unmanaged index representing the weighted average performance of a group of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P SmallCap 600 Index.

The Russell 2000(Registered Trademark) Index is a widely recognized, unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(Registered Trademark) Index.

See page 10 for a complete listing of the portfolio of investments.

Past performance is no guarantee of future results.

Lipper Analytical Services, Inc. is an independent organization that monitors the performance of mutual funds.

The Lipper Flexible Portfolio Average is the average of funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.









-------------------------------------       ------------------------------------
         Top 10 Industries                         Top 10 Equity Holdings
         (% of Net Assets)                            (% of Net Assets)
-------------------------------------       ------------------------------------
Banks-Major Regional              5.7       Lucent Technologies              1.7
Communications Equipment          5.5       General Electric                 1.6
Drugs                             5.1       Cisco Systems, Inc.              1.4
Computer-Software & Service       5.1       Merck & Co.                      1.3
Telephones                        4.6       Motorola, Inc.                   1.2
Computer-Hardware                 4.1       Intel Corp.                      1.2
Real Estate Investment Trusts     4.0       Wal-Mart Stores                  1.2
Telecommunications-Long Distance  3.3       Oracle Co.                       1.1
Financial-Diversified             2.6       International Business Machines  1.0
HealthCare-Diversified            2.6       America Online, Inc.             1.0
-------------------------------------       ------------------------------------













                                ASSET ALLOCATION
                                    11/30/99

A pie chart is shown here depicting the Asset Allocation as of November 30, 1999 of the USAA Growth Strategy Fund to be:

Large-Cap Stocks - 51.3%; Bonds - 16.7%; International Stocks - 16.1%; Small-Cap Stocks - 11.7%; and Money Market Instruments - 3.8%.


Percentages  are of the net  assets  in the  portfolio  and may or may not equal
100%.

See page 10 for a complete listing of the portfolio of investments.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.









Shareholder Voting Results

On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown below are for the entire series of the USAA Investment Trust (the Trust) for proposals 1 and 2.

1  Proposal to elect Trustees as follows:

     TRUSTEES                     VOTES FOR             VOTES WITHHELD

     Robert G. Davis              181,888,787              2,690,901
     Michael J.C. Roth            181,881,641              2,698,047
     David G. Peebles             181,888,787              2,690,901
     Robert L. Mason              181,888,787              2,690,901
     Michael F. Reimherr          181,883,427              2,696,261
     Richard A. Zucker            181,875,813              2,696,966
     Barbara B. Dreeben           181,883,427              2,696,261

John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for reelection to the Board. Their term of office will terminate on December 31, 1999.

2 Proposal to ratify the selection by the Board of Trustees of KPMG LLP as auditors for the Trust for the fiscal year ending May 31, 2000.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
            FOR                     AGAINST                  ABSTAIN

         179,181,697               2,930,888                2,467,103









USAA GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS

November 30, 1999
(Unaudited)

                                                                         Market
  Number                                                                 Value
of Shares                    Security                                    (000)
--------------------------------------------------------------------------------
                      INTERNATIONAL STOCKS (16.1%)

            Argentina (0.0%) (c)
    2,633   IRSA Inversiones y Representaciones S.A. GDR                $     84
--------------------------------------------------------------------------------
            Austria (0.3%)
    2,300   Bank Austria AG                                                  122
    5,207   Boehler Uddeholm AG                                              218
    6,900   VA Flughafen Wien AG                                             240
    3,700   VA Technologie AG                                                227
--------------------------------------------------------------------------------
                                                                             807
--------------------------------------------------------------------------------
            Brazil (0.2%)
    5,700   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR     152
    7,100   Panamerican Beverages, Inc. "A"                                  133
  750,000   Petroleo Brasileiro S.A. (Preferred)                             152
--------------------------------------------------------------------------------
                                                                             437
--------------------------------------------------------------------------------
            Canada (1.2%)
   30,100   Anderson Exploration Ltd. *                                      335
    9,600   Canadian Imperial Bank of Commerce                               214
   18,500   Canadian National Railway Co.                                    554
   21,600   Canadian Occidental Petroleum Ltd.                               417
   19,400   Manulife Financial Corp. *                                       251
   12,100   Nortel Networks Corp.                                            895
   11,400   Suncor Energy, Inc.                                              430
   15,900   Toronto-Dominion Bank                                            384
--------------------------------------------------------------------------------
                                                                           3,480
--------------------------------------------------------------------------------
            Chile (0.0%) (c)
      173   Sociedad Quimica y Minera de Chile S.A. ADR "A"                    5
    3,000   Sociedad Quimica y Minera de Chile S.A. ADR "B"                   85
--------------------------------------------------------------------------------
                                                                              90
--------------------------------------------------------------------------------
            China (0.1%)
   10,700   China Telecom Ltd. *                                              57
   85,000   Cosco Pacific Ltd.                                                69
   54,000   New World Infrastructure Ltd. *                                   61
--------------------------------------------------------------------------------
                                                                             187
--------------------------------------------------------------------------------
            Denmark (0.5%)
    3,700   ISS International Service System A/S "B" *                       215
   15,300   SAS Danmark A/S                                                  158
    8,700   Tele Danmark A/S "B"                                             561
    8,400   Unidanmark A/S                                                   637
--------------------------------------------------------------------------------
                                                                           1,571
--------------------------------------------------------------------------------
            Egypt (0.0%) (c)
    4,400   Suez Cement Co. S.A.E. GDR                                        71
--------------------------------------------------------------------------------
            Finland (0.9%)
  115,300   Merita plc "A"                                                   695
   20,426   Metso OYJ *                                                      221
    9,900   Nokia Corp. ADR                                                1,368
    9,000   Sampo Insurance Co. "A"                                          295
--------------------------------------------------------------------------------
                                                                           2,579
--------------------------------------------------------------------------------
            France (1.3%)
    1,600   Accor S.A.                                                       363
    8,003   CNP Assurances                                                   262
    9,600   Coflexip ADR                                                     388
    3,900   Eramet Group                                                     216
    2,600   ISIS S.A.                                                        157
    6,600   Renault S.A.                                                     290
    6,000   Rhodia                                                           110
    6,500   Rhone Poulenc S.A.                                               403
    7,128   SEITA                                                            366
   15,007   Total Fina S.A.                                                  992
    3,800   Valeo S.A.                                                       255
--------------------------------------------------------------------------------
                                                                           3,802
--------------------------------------------------------------------------------
            Germany (0.6%)
   11,900   Continental AG                                                   237
   10,200   Hoechst AG                                                       503
   10,900   Merck KGaA                                                       318
   12,740   Veba AG                                                          623
--------------------------------------------------------------------------------
                                                                           1,681
--------------------------------------------------------------------------------
            Greece (0.1%)
    4,500   Hellenic Telecommunications Organization S.A. (OTE)               96
    6,270   National Bk Greece S.A. GDR                                       88
--------------------------------------------------------------------------------
                                                                             184
--------------------------------------------------------------------------------
            Hong Kong (0.0%) (c)
   12,000   Hutchison Whampoa Ltd.                                           148
--------------------------------------------------------------------------------
            Hungary (0.0%) (c)
    3,600   Magyar Tavkozlesi RT. (MATAV) ADR                                109
--------------------------------------------------------------------------------
            India (0.1%)
    9,300   Videsh Sanchar Nigam Ltd. GDR                                    214
--------------------------------------------------------------------------------
            Israel (0.0%) (c)
   26,997   Bank Hapoalim Ltd.                                                71
    5,100   Blue Square - Israel Ltd. ADR                                     63
--------------------------------------------------------------------------------
                                                                             134
--------------------------------------------------------------------------------
            Italy (0.7%)
    8,400   ENI S.p.A. ADR                                                   455
    4,900   Gucci Group N.V.                                                 408
   93,100   Italgas S.p.A.                                                   366
   19,000   Telecom Italia S.p.A.                                            209
  110,300   Telecom Italia S.p.A. Savings                                    595
--------------------------------------------------------------------------------
                                                                           2,033
--------------------------------------------------------------------------------
            Japan (2.2%)
   16,000   Daibiru Corp.                                                    112
       12   East Japan Railway Co.                                            71
    5,000   Ito-Yokado Co. Ltd.                                              540
   34,000   Kikkoman Corp.                                                   263
   60,000   MBL International Finance (Bermuda) Trust, Convertible Notes      69
      400   Nichii Gakkan Co.                                                 83
   43,000   Nikko Securities Co. Ltd.                                        536
  130,000   Nippon Steel Corp.                                               294
       30   Nippon Telegraph & Telephone Corp. (NTT)                         539
       20   NTT Mobile Communication Network, Inc.                           703
    5,000   Paris Miki, Inc.                                                 453
    3,700   Sanix Inc.                                                       411
   32,000   Sharp Corp.                                                      655
      400   Softbank Corp. *                                                 290
    3,300   Sony Corp.                                                       613
   55,000   Toshiba Corp.                                                    406
    3,200   Toyota Motor Corp.                                               217
--------------------------------------------------------------------------------
                                                                           6,255
--------------------------------------------------------------------------------
            Korea (0.2%)
    2,825   Korea Telecom Corp. ADR *                                        150
    6,800   Samsung Corp. *                                                  141
      704   Samsung Electronics Co. Ltd.                                     146
--------------------------------------------------------------------------------
                                                                             437
--------------------------------------------------------------------------------
            Malaysia (0.1%)
   41,900   Genting Bhd                                                      145
  100,000   Malaysia International Shipping Corp. Bhd                        149
--------------------------------------------------------------------------------
                                                                             294
--------------------------------------------------------------------------------
            Mexico (0.1%)
    2,000   Telefonos de Mexico, S.A. de C.V. ADR                            185
   14,600   Tubos de Acero de Mexico, S.A. ADR                               184
--------------------------------------------------------------------------------
                                                                             369
--------------------------------------------------------------------------------
            Netherlands (1.7%)
   15,500   Akzo Nobel N.V.                                                  664
   13,200   Benckiser N.V. "B"                                               805
    3,440   EVC International N.V. *                                          37
   10,200   Fortis NL N.V.                                                   350
   11,300   ING Group N.V.                                                   636
    8,700   Koninklijke KPN N.V.                                             485
    6,128   Koninklijke Philips Electronics N.V. ADR                         732
   10,400   Oce-van der Grinten N.V.                                         181
   12,200   Versatel Telecom *                                               344
    8,600   VNU N.V.                                                         341
   13,700   Vopak Kon *                                                      361
--------------------------------------------------------------------------------
                                                                           4,936
--------------------------------------------------------------------------------
            Norway (0.5%)
  158,700   Christiania Bank og Kreditkasse                                  732
   13,100   Schibsted ASA                                                    200
   49,300   Storebrand ASA *                                                 346
   22,200   Tandberg Data ASA *                                               55
--------------------------------------------------------------------------------
                                                                           1,333
--------------------------------------------------------------------------------
            Philippines (0.0%) (c)
  510,000   SM Prime Holdings, Inc.                                           81
--------------------------------------------------------------------------------
            Portugal (0.4%)
   20,800   Banco Pinto & Sotto Mayor S.A.                                   447
   28,000   Brisa-Auto Estradas de Portugal S.A.                             207
   10,900   Portugal Telecom S.A. ADR                                        523
--------------------------------------------------------------------------------
                                                                           1,177
--------------------------------------------------------------------------------
            Russia (0.0%) (c)
    3,200   LUKoil ADR                                                       109
--------------------------------------------------------------------------------
            Singapore (0.1%)
   14,000   DBS Group Holdings, Ltd.                                         182
--------------------------------------------------------------------------------
            South Africa (0.1%)
    9,492   South African Breweries plc                                       89
   41,000   Standard Bank Investment Corp. Ltd.                              143
--------------------------------------------------------------------------------
                                                                             232
--------------------------------------------------------------------------------
            Spain (0.6%)
   21,812   Argentaria, Caja Postal y Banco Hipotecario de Espana, S.A.      499
   14,350   Repsol S.A.                                                      314
   13,979   Telefonica de Espana S.A. ADR *                                  868
--------------------------------------------------------------------------------
                                                                           1,681
--------------------------------------------------------------------------------
            Sweden (0.5%)
   17,120   Autoliv, Inc. GDR                                                513
   17,800   Skandinaviska Enskilda Bank Rights *                              19
   17,800   Skandinaviska Enskilda Banken "A"                                170
  120,100   Swedish Match AB                                                 429
    9,700   Volvo AB                                                         235
--------------------------------------------------------------------------------
                                                                           1,366
--------------------------------------------------------------------------------
            Switzerland (0.5%)
      420   Novartis AG                                                      655
    1,130   Selecta Group AG                                                 384
      489   Sulzer AG P.C. *                                                 305
      620   Swisscom AG                                                      210
--------------------------------------------------------------------------------
                                                                           1,554
--------------------------------------------------------------------------------
            Taiwan (0.1%)
  236,775   China Steel Corp.                                                168
   56,700   Compal Electronics, Inc.                                         181
   56,700   Compal Electronics, Inc. Rights *                                  0
--------------------------------------------------------------------------------
                                                                             349
--------------------------------------------------------------------------------
            Turkey (0.1%)
  450,000   Enka Holding Yatrim A.S.                                         130
3,362,569   Yapi Ve Kredi Bankasi A.S.                                        62
--------------------------------------------------------------------------------
                                                                             192
--------------------------------------------------------------------------------
            United Kingdom (2.9%)
   10,200   AstraZeneca Group plc                                            454
   37,800   Bank of Scotland                                                 447
  124,900   Billiton plc                                                     604
   13,000   BOC Group plc                                                    268
   39,800   British Borneo Petroleum plc *                                   118
   16,800   British Telecommunications plc                                   337
   24,100   Cable & Wireless plc                                             306
   85,800   Cadbury Schweppes                                                544
   28,600   CGU plc                                                          431
  201,000   Cookson Group plc                                                801
  125,900   Corporate Services Group plc *                                   237
    4,200   Glaxo Wellcome plc ADR                                           250
   22,200   Laporte plc                                                      207
  229,500   Laporte plc "B" *                                                  2
  134,800   Medeva plc                                                       368
   33,800   National Westminster Bank plc                                    778
   76,600   Old Mutual plc *                                                 167
    7,700   Powergen plc                                                      67
   36,360   Reuters Group plc                                                406
   56,500   Safeway plc                                                      167
  123,300   Tomkins plc                                                      428
   56,541   WPP Group plc                                                    837
--------------------------------------------------------------------------------
                                                                           8,224
--------------------------------------------------------------------------------
            Total international stocks (cost: $34,025)                    46,382
--------------------------------------------------------------------------------
                            SMALL-CAP STOCKS (11.7%)

            Aerospace/Defense (0.4%)
   20,000   AAR Corp.                                                        330
   20,000   Aviation Sales Co. *                                             282
   20,000   HEICO Corp. "A"                                                  291
   15,000   Triumph Group, Inc. *                                            365
--------------------------------------------------------------------------------
                                                                           1,268
--------------------------------------------------------------------------------
            Air Freight (0.2%)
   20,000   Eagle USA Airfreight, Inc. *                                     674
--------------------------------------------------------------------------------
            Airlines (0.3%)
    9,000   Atlantic Coast Airlines, Inc. *                                  187
   25,000   Midwest Express Holdings, Inc. *                                 723
--------------------------------------------------------------------------------
                                                                             910
--------------------------------------------------------------------------------
            Banks - Major Regional (0.3%)
   23,000   Columbia Banking Systems, Inc. *                                 377
   20,000   Hamilton Bancorp, Inc. *                                         385
--------------------------------------------------------------------------------
                                                                             762
--------------------------------------------------------------------------------
            Beverages - Alcoholic (0.3%)
   10,000   Beringer Wine Estates Holdings, Inc. "B" *                       416
   10,000   Robert Mondavi Corp. "A" *                                       385
--------------------------------------------------------------------------------
                                                                             801
--------------------------------------------------------------------------------
            Biotechnology (0.5%)
   10,000   Inhale Therapeutic Systems, Inc. *                               306
   20,000   Techne Corp. *                                                   971
    2,000   Transkaryotic Therapies, Inc. *                                   92
--------------------------------------------------------------------------------
                                                                           1,369
--------------------------------------------------------------------------------
            Broadcasting - Radio & TV (0.2%)
    1,200   Acme Communications, Inc. *                                       40
    7,200   Entercom Communications Corp. *                                  412
      900   Radio Unica Communications *                                      25
    3,700   Salem Communications Corp. *                                      62
    1,600   Spanish Broadcasting Systems, Inc. *                              51
    1,900   Wink Communications, Inc. *                                       82
--------------------------------------------------------------------------------
                                                                             672
--------------------------------------------------------------------------------
            Chemicals (0.0%) (c)
    2,300   Symyx Technologies *                                              79
--------------------------------------------------------------------------------
            Communication Equipment (1.1%)
   15,700   Altigen Communications, Inc. *                                   203
    3,400   Ancor Communications, Inc. *                                     206
   13,595   Digital Microwave Corp. *                                        214
    3,000   Ditech Communications Corp. *                                    311
    1,200   Efficient Networks, Inc. *                                        72
      400   Gadzoox Networks, Inc. *                                          32
   12,000   Harmonic Lightwaves, Inc. *                                      721
    3,900   Inet Technologies, Inc. *                                        236
    2,700   MCK Communications, Inc. *                                        91
    4,000   Netro Corp. *                                                    106
    1,200   Next Level Communications, Inc. *                                 77
    2,200   Paradyne Networks, Inc. *                                         65
    1,000   Sonicwall, Inc. *                                                 34
    9,000   Spectrian Corp. *                                                243
      400   Sycamore Networks, Inc. *                                         89
    5,200   Terayon Communication Systems, Inc. *                            323
      600   Vixel Corp. *                                                     20
--------------------------------------------------------------------------------
                                                                           3,043
--------------------------------------------------------------------------------
            Computer - Hardware (0.2%)
    9,500   Sandisk Corp. *                                                  628
--------------------------------------------------------------------------------
            Computer - Networking (0.1%)
      200   Cobalt Networks, Inc. *                                           34
      700   Crossroads Systems, Inc. *                                        62
      500   Finisar Corp. *                                                   58
      300   Foundry Networks, Inc. *                                          70
      600   JNI Corp. *                                                       47
    1,100   Smartdisk Corp. *                                                 39
--------------------------------------------------------------------------------
                                                                             310
--------------------------------------------------------------------------------
            Computer Software & Service (0.8%)
    5,100   ASD Systems Inc. *                                               143
    3,500   Bluestone Software, Inc. *                                       220
    1,700   Bsquare Corp. *                                                   74
    9,200   Daleen Technologies, Inc. *                                      454
    5,200   Digital Island, Inc. *                                           243
    4,300   HNC Software, Inc. *                                             305
      600   Imanage, Inc. *                                                   23
    1,000   Intertrust Technologies Corp. *                                  129
    1,900   Liberate Technologies, Inc. *                                    242
      600   Metasolv Software, Inc. *                                         37
    1,400   Primus Knowledge Solutions, Inc. *                                67
      300   Quintus Corp. *                                                   17
      900   Retek, Inc. *                                                     61
    4,100   Scientific Learning Corp. *                                      111
    7,700   Telemate Net Software, Inc. *                                    118
--------------------------------------------------------------------------------
                                                                           2,244
--------------------------------------------------------------------------------
            Distributions - Food/Health (0.0%) (c)
   10,000   United Natural Foods, Inc. *                                      84
--------------------------------------------------------------------------------
            Drugs (0.4%)
   24,675   Jones Pharma, Inc.                                               854
   10,000   Roberts Pharmaceutical Corp. *                                   323
--------------------------------------------------------------------------------
                                                                           1,177
--------------------------------------------------------------------------------
            Electronics - Instrumentation (0.0%) (c)
      600   Rudolph Technologies, Inc. *                                      17
--------------------------------------------------------------------------------
            Electronics - Semiconductors (0.6%)
      800   Maker Communications, Inc. *                                      18
    8,000   MMC Networks, Inc. *                                             157
    7,400   Netsilicon, Inc. *                                                98
    3,600   PLX Technology, Inc. *                                            72
    2,600   Quicklogic Corp. *                                                45
    6,500   Rambus, Inc. *                                                   459
      700   Sage, Inc. *                                                      17
      900   Silicon Image, Inc. *                                             39
   10,000   TranSwitch Corp. *                                               470
    4,500   Triquint Semiconductor, Inc. *                                   383
      800   Virata Corp. *                                                    26
--------------------------------------------------------------------------------
                                                                           1,784
--------------------------------------------------------------------------------
            Engineering & Construction (0.1%)
    5,000   Quanta Services, Inc. *                                          140
--------------------------------------------------------------------------------
            Entertainment (0.0%) (c)
    2,300   World Wrestling Federation Entertainment, Inc. *                  46
--------------------------------------------------------------------------------
            Equipment - Semiconductors (0.5%)
   13,200   Cymer, Inc. *                                                    528
    8,200   Etec Systems, Inc. *                                             352
    6,600   PRI Automation, Inc. *                                           313
   27,180   SpeedFam-IPEC, Inc. *                                            323
--------------------------------------------------------------------------------
                                                                           1,516
--------------------------------------------------------------------------------
            Finance - Consumer (0.7%)
   41,750   NCO Group, Inc. *                                              1,936
--------------------------------------------------------------------------------
            Finance - Diversified (0.0%) c
    2,500   Official Payments Corp. *                                         92
--------------------------------------------------------------------------------
            Foods (0.1%)
   10,000   American Italian Pasta Co. "A" *                                 300
    2,000   Suiza Foods Corp. *                                               72
--------------------------------------------------------------------------------
                                                                             372
--------------------------------------------------------------------------------
            Health Care - Diversified (0.1%)
    2,500   Accredo Health, Inc. *                                            69
   10,000   Professional Detailing, Inc. *                                   265
--------------------------------------------------------------------------------
                                                                             334
--------------------------------------------------------------------------------
            Health Care - Miscellaneous (0.0%) (c)
      900   Sciquest.com, Inc. *                                              30
--------------------------------------------------------------------------------
            Health Care - Specialized Services (0.2%)
    5,800   Advance Paradigm, Inc. *                                         231
    3,000   Priority Healthcare Corp. "B" *                                   74
   20,000   Renal Care Group, Inc. *                                         410
--------------------------------------------------------------------------------
                                                                             715
--------------------------------------------------------------------------------
            Hospitals (0.1%)
   10,000   Province Healthcare Co. *                                        206
--------------------------------------------------------------------------------
            Housewares (0.0%) (c)
    6,900   Yankee Candle Company, Inc. *                                    111
--------------------------------------------------------------------------------
            Internet Services (1.2%)
    4,100   24 / 7 Media, Inc. *                                             208
      300   Akamai Technologies, Inc. *                                       71
   10,000   barnesandnoble.com, Inc. *                                       190
      800   Be Free, Inc. *                                                   35
    4,700   CAIS Internet, Inc. *                                             61
    1,000   Calico Commerce, Inc. *                                           63
   10,400   Concentric Network Corp. *                                       296
    1,800   Data Return Corp. *                                               49
      700   Digital Impact, Inc. *                                            38
    7,600   drKoop.com, Inc. *                                               136
    4,400   Entrust Technologies, Inc. *                                     159
    1,200   Exactis.com Inc. *                                                29
      300   Expedia Inc. - CL A *                                             16
    1,500   Freeshop.com, Inc. *                                              22
      300   Getthere.com, Inc. *                                               8
    1,700   High Speed Access Corp. *                                         37
    4,300   Interliant, Inc. *                                                96
      700   Internap Network Services Corp. *                                 66
      500   Interwoven, Inc. *                                                62
      500   Jupiter Communications, Inc. *                                    18
      800   Media Metrix, Inc. *                                              30
      600   Mediaplex, Inc. *                                                 20
   12,300   Medscape, Inc. *                                                 138
    2,400   Mypoints.com, Inc. *                                              62
    4,600   N2H2, Inc. *                                                      91
    1,500   National Information Consortium, Inc. *                           40
      600   Navisite, Inc. *                                                  32
    8,600   Netcentives, Inc. *                                              226
    2,400   Purchasepro.com, Inc. *                                          348
    6,400   Tumbleweed Communications Corp. *                                250
    6,900   Viador, Inc. *                                                   325
    7,700   Webstakes.com, Inc. *                                             68
    2,200   Yesmail.com, Inc. *                                               33
    4,700   ZipLink, Inc. *                                                   47
--------------------------------------------------------------------------------
                                                                           3,370
--------------------------------------------------------------------------------
            Medical Products & Supplies (0.0%) (c)
    3,000   Henry Schein, Inc. *                                              38
--------------------------------------------------------------------------------
            Oil & Gas - Drilling/Equipment (0.2%)
   10,000   Carbo Ceramics, Inc.                                             260
    5,000   Dril-Quip,  Inc. *                                               123
    5,000   Tuboscope Vetco International Corp. *                             71
--------------------------------------------------------------------------------
                                                                             454
--------------------------------------------------------------------------------
            Personal Care (0.0%) (c)
    5,000   Chattem, Inc. *                                                   97
--------------------------------------------------------------------------------
            Photography - Imaging (0.0%) (c)
    3,800   Interactive Pictures Corp. *                                      84
--------------------------------------------------------------------------------
            Restaurants (0.2%)
   11,000   Dave & Buster's, Inc. *                                          114
   10,000   P. F. Chang's China Bistro, Inc. *                               254
    5,600   Papa John's International, Inc. *                                201
--------------------------------------------------------------------------------
                                                                             569
--------------------------------------------------------------------------------
            Retail - Discounters (0.1%)
    5,000   Dollar Tree Stores, Inc. *                                       224
--------------------------------------------------------------------------------
            Retail - Food (0.2%)
   13,500   Wild Oats Markets, Inc. *                                        481
--------------------------------------------------------------------------------
            Retail - Specialty (0.5%)
    5,000   99 Cents Only Stores *                                           142
   19,750   Cost Plus, Inc. *                                                731
   10,000   CSK Auto Corp. *                                                 177
   24,900   Hibbett Sporting Goods, Inc. *                                   324
    1,300   Too, Inc. *                                                       24
    5,000   Tuesday Morning Corp. *                                          125
--------------------------------------------------------------------------------
                                                                           1,523
--------------------------------------------------------------------------------
            Services - Commercial & Consumer (0.1%)
    5,000   Barra, Inc. *                                                    146
    1,900   Edison Schools Inc. *                                             34
--------------------------------------------------------------------------------
                                                                             180
--------------------------------------------------------------------------------
            Services - Data Processing (0.2%)
   13,000   MedQuist, Inc. *                                                 370
   12,500   Resourcephoenix.com, Inc. *                                       88
--------------------------------------------------------------------------------
                                                                             458
--------------------------------------------------------------------------------
            Telecommunications - Cellular/Wireless (0.2%)
      900   Aether Systems, Inc. *                                            68
    4,800   Powertel, Inc. *                                                 412
      500   Telecorp PCS, Inc. *                                              18
      300   Triton PCS Holdings, Inc. *                                       14
--------------------------------------------------------------------------------
                                                                             512
--------------------------------------------------------------------------------
            Telecommunications - Long Distance (0.5%)
    6,400   CapRock Communications Corp. *                                   156
      900   Ibasis, Inc. *                                                    31
   15,000   IDT Corp. *                                                      341
   12,500   ITC DeltaCom, Inc. *                                             343
    5,800   PNV.net, Inc. *                                                   91
   18,300   Startec Global Communications Corp. *                            368
--------------------------------------------------------------------------------
                                                                           1,330
--------------------------------------------------------------------------------
            Telephones (0.8%)
   15,400   Adelphia Business Solutions *                                    481
    5,600   Allied Riser Communications Corp. *                              122
    8,000   DSL.net, Inc. *                                                  151
    1,700   Focal Communications Corp. *                                      40
   11,300   Ixnet, Inc. *                                                    239
    5,100   Network Access Solutions Corp. *                                 108
    5,100   Network Plus Corp. *                                              80
   13,300   Northeast Optic Network, Inc. *                                  865
    3,900   Pac-West Telecomm, Inc. *                                         99
    2,000   Winstar Communications, Inc. *                                   102
--------------------------------------------------------------------------------
                                                                           2,287
--------------------------------------------------------------------------------
            Textiles - Apparel (0.2%)
   20,000   Columbia Sportswear Co. *                                        408
    9,400   Cutter & Buck, Inc. *                                            146
--------------------------------------------------------------------------------
                                                                             554
--------------------------------------------------------------------------------
            Truckers (0.1%)
    5,000   Forward Air Corp. *                                              156
--------------------------------------------------------------------------------
            Waste Management (0.0%) (c)
   10,000   Waste Connections, Inc. *                                        130
--------------------------------------------------------------------------------
            Total small-cap stocks (cost: $20,169)                        33,767
--------------------------------------------------------------------------------
                           LARGE-CAP STOCKS (51.3%)

            Aerospace/Defense (0.4%)
   15,600   Boeing Co.                                                       637
   20,500   Lockheed Martin Corp.                                            407
--------------------------------------------------------------------------------
                                                                           1,044
--------------------------------------------------------------------------------
            Air Freight (0.2%)
   10,900   FDX Corp. *                                                      460
    3,000   United Parcel Service CL-B                                       198
--------------------------------------------------------------------------------
                                                                             658
--------------------------------------------------------------------------------
            Airlines (0.2%)
   40,200   Southwest Airlines Co.                                           656
--------------------------------------------------------------------------------
            Aluminum (0.1%)
    4,800   Alcoa, Inc.                                                      314
--------------------------------------------------------------------------------
            Banks - Major Regional (1.8%)
   13,500   Bank Of New York Co., Inc.                                       538
   23,400   Bank One Corp.                                                   825
   12,500   Fleet Boston Financial Corp.                                     473
   12,700   Mellon Financial Corp.                                           463
   16,900   National City Corp.                                              422
    3,000   Northern Trust Corp.                                             290
    7,300   PNC Bank Corp.                                                   407
    4,200   State Street Corp.                                               308
   10,100   U.S. Bancorp                                                     345
   24,500   Wells & Fargo Co.                                              1,139
--------------------------------------------------------------------------------
                                                                           5,210
--------------------------------------------------------------------------------
            Banks - Money Center (1.1%)
   31,860   Bank of America Corp.                                          1,864
   18,300   First Union Corp.                                                708
    3,400   J. P. Morgan & Co., Inc.                                         447
--------------------------------------------------------------------------------
                                                                           3,019
--------------------------------------------------------------------------------
            Beverages - Alcoholic (0.3%)
   12,100   Anheuser-Busch Companies, Inc.                                   905
--------------------------------------------------------------------------------
            Beverages - Nonalcoholic (0.5%)
   40,000   PepsiCo, Inc.                                                  1,382
--------------------------------------------------------------------------------
            Biotechnology (0.8%)
   43,600   Amgen, Inc. *                                                  1,987
    4,300   Biogen, Inc. *                                                   314
    2,200   Genzyme Corp. *                                                   79
--------------------------------------------------------------------------------
                                                                           2,380
--------------------------------------------------------------------------------
            Broadcasting - Radio & TV (0.6%)
   26,900   CBS Corp. *                                                    1,399
    2,700   Clear Channel Communications, Inc. *                             217
--------------------------------------------------------------------------------
                                                                           1,616
--------------------------------------------------------------------------------
            Chemicals (0.1%)
    6,000   Du Pont (E. I.) De Nemours & Co.                                 357
--------------------------------------------------------------------------------
            Chemicals - Diversified (0.3%)
   18,400   Monsanto Co.                                                     776
--------------------------------------------------------------------------------
            Communication Equipment (3.6%)
   20,500   ADC Telecommunications, Inc. *                                 1,093
   66,600   Lucent Technologies, Inc.                                      4,866
   30,400   Motorola, Inc.                                                 3,473
   15,000   Tellabs, Inc. *                                                  973
--------------------------------------------------------------------------------
                                                                          10,405
--------------------------------------------------------------------------------
            Computer - Hardware (3.8%)
   80,500   Compaq Computer Corp.                                          1,967
   23,100   Dell Computer Corp. *                                            993
   16,900   Gateway 2000, Inc. *                                           1,291
   21,500   Hewlett-Packard Co.                                            2,040
   28,700   IBM Corp.                                                      2,958
   13,400   Sun Microsystems, Inc. *                                       1,772
--------------------------------------------------------------------------------
                                                                          11,021
--------------------------------------------------------------------------------
            Computer - Networking (1.7%)
   18,600   3Com Corp. *                                                     741
   45,500   Cisco Systems, Inc. *                                          4,058
--------------------------------------------------------------------------------
                                                                           4,799
--------------------------------------------------------------------------------
            Computer - Peripherals (0.5%)
   10,800   EMC Corp. *                                                      902
    5,000   Quantum Corp.-DLT & Storage System *                              79
    2,500   Quantum Corp.-Hard Disk Drive *                                   17
   13,700   Seagate Technology, Inc. *                                       507
--------------------------------------------------------------------------------
                                                                           1,505
--------------------------------------------------------------------------------
            Computer - Systems (0.2%)
   10,100   Electronic Data Systems Corp.                                    650
--------------------------------------------------------------------------------
            Computer Software & Service (4.3%)
   40,000   America Online, Inc. *                                         2,907
    6,700   BMC Software, Inc. *                                             488
   22,400   Computer Associates International, Inc.                        1,456
   10,100   Compuware Corp. *                                                342
   24,000   Microsoft Corp. *                                              2,185
   15,000   Novell, Inc. *                                                   293
   47,300   Oracle Corp. *                                                 3,208
   25,300   Parametric Technology Corp. *                                    574
   25,300   PeopleSoft, Inc. *                                               476
    7,200   Synopsys, Inc. *                                                 521
--------------------------------------------------------------------------------
                                                                          12,450
--------------------------------------------------------------------------------
            Distributions - Food/Health (0.5%)
   21,100   Bergen Brunswig Corp.                                            174
   33,800   McKesson HBOC, Inc.                                              790
   15,600   Sysco Corp.                                                      594
--------------------------------------------------------------------------------
                                                                           1,558
--------------------------------------------------------------------------------
            Drugs (3.8%)
   33,800   Eli Lilly & Co.                                                2,425
   12,600   Ivax Corp. *                                                     256
   47,300   Merck & Co., Inc.                                              3,713
    8,500   Mylan Laboratories, Inc.                                         201
   38,000   Pfizer, Inc.                                                   1,375
   31,200   Pharmacia & Upjohn, Inc.                                       1,706
   26,900   Schering-Plough Corp.                                          1,375
--------------------------------------------------------------------------------
                                                                          11,051
--------------------------------------------------------------------------------
            Electrical Equipment (1.6%)
   34,300   General Electric Co.                                           4,459
--------------------------------------------------------------------------------
            Electronics - Semiconductors (1.7%)
   12,600   Advanced Micro Devices, Inc. *                                   356
   44,000   Intel Corp.                                                    3,374
    4,100   Micron Technology, Inc.                                          275
    9,800   Texas Instruments, Inc.                                          942
--------------------------------------------------------------------------------
                                                                           4,947
--------------------------------------------------------------------------------
            Entertainment (0.5%)
   11,200   Time Warner, Inc.                                                691
   22,300   Walt Disney Co.                                                  622
--------------------------------------------------------------------------------
                                                                           1,313
--------------------------------------------------------------------------------
            Equipment - Semiconductors (0.5%)
    5,900   Applied Materials, Inc. *                                        575
    2,600   KLA-Tencor Corp. *                                               220
    4,000   Lam Research Corp. *                                             311
      700   Novellus Systems, Inc. *                                          57
    4,600   Teradyne, Inc. *                                                 200
--------------------------------------------------------------------------------
                                                                           1,363
--------------------------------------------------------------------------------
            Finance - Consumer (0.4%)
    8,400   Countrywide Credit Industries, Inc.                              236
    8,400   Household International, Inc.                                    333
   19,100   MBNA Corp.                                                       482
--------------------------------------------------------------------------------
                                                                           1,051
--------------------------------------------------------------------------------
            Finance - Diversified (2.8%)
    7,300   American Express Co.                                           1,104
    6,000   American General Corp.                                           440
   11,600   Associates First Capital Corp. "A"                               386
   47,500   Citigroup, Inc.                                                2,559
   12,400   Fannie Mae                                                       826
    8,400   Freddie Mac                                                      415
    3,100   MBIA, Inc.                                                       155
    5,100   MGIC Investment Corp.                                            288
   10,600   Morgan Stanley Dean Witter & Co.                               1,279
   10,100   SLM Holding Corp.                                                500
--------------------------------------------------------------------------------
                                                                           7,952
--------------------------------------------------------------------------------
            Foods (1.2%)
    6,300   Bestfoods                                                        345
    4,200   Campbell Soup Co.                                                188
   16,900   ConAgra, Inc.                                                    408
   12,000   General Mills, Inc.                                              452
    5,500   H.J. Heinz Co.                                                   230
   16,900   Hershey Foods Corp.                                              830
    7,000   Kellogg Co.                                                      237
    8,500   Quaker Oats Co.                                                  555
   11,800   Sara Lee Corp.                                                   286
--------------------------------------------------------------------------------
                                                                           3,531
--------------------------------------------------------------------------------
            Gaming Companies (0.0%) (c)
    5,900   Mirage Resorts, Inc. *                                            76
--------------------------------------------------------------------------------
            Health Care - Diversified (2.5%)
   23,500   Abbott Laboratories                                              893
   34,500   American Home Products Corp.                                   1,794
   16,900   Bristol-Myers Squibb Co.                                       1,235
   25,989   Johnson & Johnson, Inc.                                        2,696
    5,400   Warner-Lambert Co.                                               484
--------------------------------------------------------------------------------
                                                                           7,102
--------------------------------------------------------------------------------
            Health Care - HMOs (0.1%)
    5,400   United Healthcare Corp.                                          280
--------------------------------------------------------------------------------
            Hospitals (0.1%)
    8,400   Columbia / HCA Healthcare Corp.                                  229
    6,300   Tenet Healthcare Corp. *                                         140
--------------------------------------------------------------------------------
                                                                             369
--------------------------------------------------------------------------------
            Household Products (1.6%)
   12,700   Colgate-Palmolive Co.                                            697
   27,500   Kimberly-Clark Corp.                                           1,757
   19,400   Procter & Gamble Co.                                           2,095
--------------------------------------------------------------------------------
                                                                           4,549
--------------------------------------------------------------------------------
            Housewares (0.1%)
   10,100   Newell Rubbermaid, Inc.                                          331
--------------------------------------------------------------------------------
            Insurance Brokers (0.1%)
    3,900   Marsh & McLennan Cos., Inc.                                      307
--------------------------------------------------------------------------------
            Insurance - Life/Health (0.1%)
    6,300   Conseco, Inc.                                                    127
    4,200   Reliastar Financial Corp.                                        183
--------------------------------------------------------------------------------
                                                                             310
--------------------------------------------------------------------------------
            Insurance - Multi-Line Companies (0.7%)
   19,900   American International Group, Inc.                             2,055
--------------------------------------------------------------------------------
            Insurance - Property/Casualty (0.4%)
   11,100   Allstate Corp.                                                   291
    8,900   Progressive Corp.                                                717
--------------------------------------------------------------------------------
                                                                           1,008
--------------------------------------------------------------------------------
            Internet Services (0.5%)
    6,700   Yahoo! Inc. *                                                  1,425
--------------------------------------------------------------------------------
            Investment Banks/Brokerage (0.8%)
   12,700   Charles Schwab Corp. *                                           482
   13,000   E-Trade Group, Inc. *                                            391
    2,400   Goldman Sachs Group, Inc.                                        180
    3,400   Lehman Brothers Holdings, Inc.                                   260
   10,600   Merrill Lynch & Co., Inc.                                        854
--------------------------------------------------------------------------------
                                                                           2,167
--------------------------------------------------------------------------------
            Investment Management (0.6%)
   21,400   Franklin Resources, Inc.                                         673
   25,300   T. Rowe Price Associates, Inc.                                   911
--------------------------------------------------------------------------------
                                                                           1,584
--------------------------------------------------------------------------------
            Leisure Time (0.0%) (c)
    6,700   Mattel, Inc.                                                      96
--------------------------------------------------------------------------------
            Lodging/Hotel (0.0%) (c)
    4,200   Marriott International, Inc. "A"                                 137
--------------------------------------------------------------------------------
            Manufacturing - Diversified Industries (0.6%)
   11,000   AlliedSignal, Inc.                                               658
    6,600   Minnesota Mining & Manufacturing Co.                             631
   10,434   Tyco International Ltd.                                          418
--------------------------------------------------------------------------------
                                                                           1,707
--------------------------------------------------------------------------------
            Medical Products & Supplies (0.7%)
   25,300   Becton, Dickinson & Co.                                          689
    8,400   Boston Scientific Corp. *                                        178
    7,000   Guidant Corp.  *                                                 350
   16,900   Medtronic, Inc.                                                  657
    2,000   St. Jude Medical, Inc. *                                          53
--------------------------------------------------------------------------------
                                                                           1,927
--------------------------------------------------------------------------------
            Oil & Gas - Drilling/Equipment (0.4%)
   14,400   Baker Hughes, Inc.                                               364
   18,600   Halliburton Co.                                                  719
    5,000   Transocean Offshore, Inc.                                        141
--------------------------------------------------------------------------------
                                                                           1,224
--------------------------------------------------------------------------------
            Oil & Gas - Exploration & Production (0.3%)
   10,600   Anadarko Petroleum Corp.                                         319
   12,500   Apache Corp.                                                     448
--------------------------------------------------------------------------------
                                                                             767
--------------------------------------------------------------------------------
            Personal Care (0.3%)
   18,000   Gillette Co.                                                     723
--------------------------------------------------------------------------------
            Photography - Imaging (0.4%)
    3,100   Eastman Kodak Co.                                                192
   30,900   Xerox Corp.                                                      836
--------------------------------------------------------------------------------
                                                                           1,028
--------------------------------------------------------------------------------
            Publishing/Newspapers (0.3%)
    8,500   Gannett, Inc.                                                    608
    6,000   Tribune Co.                                                      289
--------------------------------------------------------------------------------
                                                                             897
--------------------------------------------------------------------------------
            Retail - Building Supplies (0.6%)
   21,000   Home Depot, Inc.                                               1,660
--------------------------------------------------------------------------------
            Retail - Drugs (0.1%)
   21,100   Rite Aid Corp.                                                   160
--------------------------------------------------------------------------------
            Retail - General Merchandising (1.3%)
    7,600   Dayton Hudson Corp.                                              536
   57,500   Wal-Mart Stores, Inc.                                          3,314
--------------------------------------------------------------------------------
                                                                           3,850
--------------------------------------------------------------------------------
            Retail - Specialty Apparel (0.2%)
   13,100   Gap, Inc.                                                        531
--------------------------------------------------------------------------------
            Savings & Loan Holding Co. (0.1%)
   12,700   Washington Mutual, Inc.                                          368
--------------------------------------------------------------------------------
            Services - Commercial & Consumer (0.0%) (c)
    8,400   Service Corp. International                                       64
--------------------------------------------------------------------------------
            Services - Data Processing (0.3%)
   17,000   First Data Corp.                                                 735
--------------------------------------------------------------------------------
            Shoes (0.1%)
    4,000   Nike, Inc. "B"                                                   184
--------------------------------------------------------------------------------
            Telecommunications - Long Distance (2.3%)
   42,200   AT&T Corp.                                                     2,358
   17,500   Global Crossing Ltd. *                                           764
   23,200   MCI WorldCom, Inc. *                                           1,918
   50,000   Qwest Communications International, Inc. *                     1,709
--------------------------------------------------------------------------------
                                                                           6,749
--------------------------------------------------------------------------------
            Telephones (1.9%)
   23,800   Bell Atlantic Corp.                                            1,507
   24,500   BellSouth Corp.                                                1,132
   12,500   GTE Corp.                                                        912
   39,200   SBC Communications Corp.                                       2,036
--------------------------------------------------------------------------------
                                                                           5,587
--------------------------------------------------------------------------------
            Tobacco (0.2%)
   20,100   Philip Morris Cos., Inc.                                         529
    4,000   UST, Inc.                                                        106
--------------------------------------------------------------------------------
                                                                             635
--------------------------------------------------------------------------------
            Truckers (0.1%)
   10,500   CNF Transportation, Inc.                                         349
--------------------------------------------------------------------------------
            Waste Management (0.0%) (c)
    7,500   Allied Waste Industries, Inc. *                                   61
--------------------------------------------------------------------------------
            Total large-cap stocks (cost: $122,940)                      147,374
--------------------------------------------------------------------------------


 Principal                                                               Market
  Amount                                             Coupon               Value
  (000)                                               Rate    Maturity    (000)
--------------------------------------------------------------------------------
                             BONDS (16.7%)

  $ 2,000   Capital One Financial Corp. (b)           7.25% 12/01/2003  $  1,974
    2,000   Corporacion Andina De Fomento (Venezuela) 7.10   2/01/2003     1,980
    1,000   Empire District Electric Co.              7.70  11/15/2004       999
    1,000   Equity Operating L.P.                     6.38   2/15/2002       979
    1,455   Federal Home Loan Mortgage Corp.,
              Series 1998-7 H                         9.00   3/18/2025     1,531
    2,000   Federal Home Loan Mortgage Corp.,
              Series 2160 VC                          6.00   8/15/2013     1,829
    1,390   Federal National Mortgage Assn.,
              Series 1997-72 CA                       9.50   9/18/2023     1,449
    1,704   Federal National Mortgage Assn.,
              Series 1997-79 U                        9.00  11/18/2024     1,779
    2,000   Federal National Mortgage Assn.,
              Series 99-25 VB                         6.00   4/25/2016     1,788
    1,000   First Industrial LP                       7.60   5/15/2007       943
    1,050   First Union Corp.                         6.82   8/01/2026     1,024
    2,000   FIRSTPLUS Home Loan Owner Trust,
              Series 1998-1, Class A-5                6.25  11/10/2016     1,979
    1,000   Franchise Finance Corp. of America        7.00  11/30/2000       994
    2,000   Giddings & Lewis, Inc. (b)                7.50  10/01/2005     1,975
    2,000   Glenborough Property, L.P.                7.63   3/15/2005     1,778
    2,000   Government National Mortgage Assn. I (a)  6.63  11/15/2000     1,838
    1,000   Government National Mortgage Assn.,
              Series 99-14 VD                         6.00   3/20/2014       917
    1,000   Great Atlantic & Pacific Tea, Inc.        7.70   1/15/2004       955
    2,000   HRPT Properties Trust                     6.75  12/18/2002     1,926
    2,000   HUBCO, Inc.                               8.20   9/15/2006     2,018
    1,000   Imperial Bank                             8.50   4/01/2009       948
    1,000   Kmart Corp.                               7.95   2/01/2023       885
    2,000   MacSaver Financial Services, Inc.         7.40   2/15/2002     1,360
    1,000   MCI Communications Corp.                  6.95   8/15/2006       991
    1,000   Merita Bank Ltd. (Finland)                6.50   1/15/2006       950
    1,000   Merrill Lynch & Co., Inc.                 6.50   7/15/2018       893
    1,000   Pulte Corp.                               7.00  12/15/2003       959
    1,000   Reckson Operating Partnership             7.75   3/15/2009       939
    1,000   Safeway, Inc.                             7.50   9/15/2009     1,001
    1,000   Security Capital Pacific Trust            7.15  10/15/2003       969
    2,000   Supervalu, Inc.                           7.63   9/15/2004     1,996
    2,000   TriNet Corporate Realty Trust, Inc.       6.75   3/01/2013     1,823
    1,000   U.S. Treasury Bonds                       6.25   8/15/2023       967
    1,000   Washington Real Estate Investment Trust   7.25   8/13/2006       970
    2,000   Waste Management, Inc.                    6.38  12/01/2003     1,765
--------------------------------------------------------------------------------
            Total bonds (cost: $50,142)                                   48,071
--------------------------------------------------------------------------------
                      U.S. GOVERNMENT & AGENCY ISSUES (3.8%)

            Discount Note (3.8%)
   10,820   Federal Home Loan Mortgage Corp., 5.61%, 12/01/1999
              (cost: $10,820)                                             10,820
--------------------------------------------------------------------------------
            Total investments (cost: $238,096)                          $286,414
================================================================================






                          PORTFOLIO SUMMARY BY INDUSTRY
                          -----------------------------
                  Banks - Major Regional                      5.7%
                  Communication Equipment                     5.5
                  Computer Software & Service                 5.1
                  Drugs                                       5.1
                  Telephones                                  4.6
                  U.S. Government                             4.2
                  Computer - Hardware                         4.1
                  Real Estate Investment Trusts               4.0
                  Discount Note                               3.8
                  Telecommunications - Long Distance          3.3
                  Finance - Diversified                       2.9
                  Health Care - Diversified                   2.6
                  Electronics - Semiconductors                2.5
                  Household Products                          1.9
                  Electrical Equipment                        1.8
                  Computer - Networking                       1.8
                  Internet Services                           1.8
                  Banks - Money Center                        1.8
                  Finance - Consumer                          1.7
                  Retail - General Merchandising              1.6
                  Retail - Specialty                          1.5
                  Foods                                       1.4
                  Insurance - Multi-Line Companies            1.4
                  Investment Banks/Brokerage                  1.4
                  Biotechnology                               1.3
                  Distributions - Food/Health                 1.3
                  Equipment - Semiconductors                  1.0
                  Retail - Food                               1.0
                  Manufacturing - Diversified Industries      1.0
                  Other                                      22.5
                                                            -----
                  Total                                      99.6%
                                                            =====










USAA GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 1999
(Unaudited)


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The large-cap stocks category consists of investments in companies that have a market capitalization larger than the largest market capitalization stock in the S&P SmallCap 600 Index at the time of purchase. Keep in mind that the market capitalization of the companies listed in the index may change with market conditions and the composition of the index. Small-cap stocks are those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in the S&P SmallCap 600 Index at the time of purchase.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) At November 30, 1999, the cost of securities purchased on a delayed-delivery basis was $0.1 million.

(b) At   November  30,  1999,   these   securities   were  segregated  to  cover
delayed-delivery purchases.

(c) Represents less than 0.1% of net assets.

* Non-income producing securities.



See accompanying notes to financial statements.










USAA GROWTH STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 1999
(Unaudited)


ASSETS

   Investments in securities, at market value
     (identified cost of $238,096)                                  $ 286,414
   Cash                                                                    40
   Cash denominated in foreign currencies (identified cost of $206)       207
   Receivables:
      Capital shares sold                                                  77
      Dividends and interest                                            1,019
      Securities sold                                                   3,843
                                                                    ---------
         Total assets                                                 291,600
                                                                    ---------

LIABILITIES

   Securities purchased                                                 3,507
   Unrealized depreciation on foreign currency contracts held,
      at value                                                              2
   Capital shares redeemed                                                200
   USAA Investment Management Company                                     176
   USAA Transfer Agency Company                                            76
   Accounts payable and accrued expenses                                  104
                                                                    ---------
         Total liabilities                                              4,065
                                                                    ---------
            Net assets applicable to capital shares outstanding     $ 287,535
                                                                    =========

REPRESENTED BY:

   Paid-in capital                                                  $ 228,610
   Accumulated undistributed net investment income                      1,289
   Accumulated net realized gain on investments                         9,319
   Net unrealized appreciation of investments                          48,318
   Net unrealized depreciation on foreign currency translations            (1)
                                                                    ---------
            Net assets applicable to capital shares outstanding     $ 287,535
                                                                    =========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                         18,664
                                                                    =========
   Net asset value, redemption price, and offering price per share  $   15.41
                                                                    =========


See accompanying notes to financial statements.












USAA GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1999
(Unaudited)


Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $56)                 $    908
      Interest                                                            2,130
                                                                       --------
         Total income                                                     3,038
                                                                       --------
   Expenses:
      Management fees                                                     1,028
      Transfer agent's fees                                                 445
      Custodian's fees                                                       91
      Postage                                                               120
      Shareholder reporting fees                                             15
      Trustees' fees                                                          2
      Registration fees                                                      35
      Professional fees                                                      16
      Other                                                                   3
                                                                       --------
         Total expenses                                                   1,755
                                                                       --------
            Net investment income                                         1,283
                                                                       --------
Net realized and unrealized gain (loss) on investments and
   foreign currency:
   Net realized gain (loss) on:
      Investments                                                         9,444
      Foreign currency transactions                                          (5)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        17,220
      Foreign currency translations                                           1
                                                                       --------
            Net realized and unrealized gain                             26,660
                                                                       --------
Increase in net assets resulting from operations                       $ 27,943
                                                                       ========


See accompanying notes to financial statements.











USAA GROWTH STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN  THOUSANDS)

Six-month period ended November 30, 1999, and year ended May 31, 1999
(Unaudited)

                                                         11/30/99       5/31/99
                                                         -----------------------
From operations:
   Net investment income                                 $  1,283      $  2,065
   Net realized gain on investments                         9,444        13,096
   Net realized loss on foreign currency transactions          (5)          (16)
   Change in net unrealized appreciation/depreciation of:
      Investments                                          17,220         4,978
      Foreign currency translations                             1            24
                                                         -----------------------
      Increase in net assets resulting
         from operations                                   27,943        20,147
                                                         -----------------------
Distributions to shareholders from:
   Net investment income                                   (1,906)       (1,377)
                                                         -----------------------
   Net realized gains                                     (13,174)      (12,119)
                                                         -----------------------
From capital share transactions:
   Proceeds from shares sold                               32,328        72,653
   Shares issued for dividends reinvested                  14,996        13,447
   Cost of shares redeemed                                (31,405)      (83,410)
                                                         -----------------------
      Increase in net assets from capital share
         transactions                                      15,919         2,690
                                                         -----------------------
Net increase in net assets                                 28,782         9,341
Net assets:
   Beginning of period                                    258,753       249,412
                                                         -----------------------
   End of period                                         $287,535      $258,753
                                                         =======================

Undistributed net investment income included in net
   assets:
   End of period                                         $  1,289      $  1,919
                                                         =======================

Change in shares outstanding:
   Shares sold                                              2,185         5,267
   Shares issued for dividends reinvested                     996           964
   Shares redeemed                                         (2,115)       (6,073)
                                                         -----------------------
      Increase in shares outstanding                        1,066           158
                                                         =======================



See accompanying notes to financial statements.










USAA GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 1999
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the USAA Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sale price, or the most recently determined closing price calculated according to local market convention available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type;
indications as to values from dealers in securities; and general market conditions.

5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1999.


(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 1999, were $102.2 million and $99.9 million, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1999, were $59.4 million and $11.1 million, respectively.


(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1999, the terms of open foreign currency contracts were as follows (in thousands):

Foreign Currency Contracts to Sell:

------------------------------------------------------------------------------------------
                               U.S. Dollar
Exchange      Contracts to     Value as of     In Exchange      Unrealized     Unrealized
  Date           Deliver        11/30/99     for U.S. Dollar   Appreciation   Depreciation
------------------------------------------------------------------------------------------

12/03/99   36623 Japanese Yen     $360            $359             $ -            $(1)
12/03/99   35815 Japanese Yen      352             351             $ -             (1)
------------------------------------------------------------------------------------------
                                  $712            $710                            $(2)
==========================================================================================


(6) TRANSACTIONS WITH MANAGER

A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended November 30, 1999, was $2,921.


(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(8) YEAR 2000

Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager has taken steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that the comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.


(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:



                                Six-month                                             Nine-month
                              Period Ended                                           Period Ended
                              November 30,             Year Ended May 31,               May 31,
                              -------------------------------------------------------------------
                                 1999          1999          1998          1997          1996*
                              -------------------------------------------------------------------

Net asset value at
   beginning of period        $  14.70       $  14.30      $  13.10      $  12.74      $  10.00
Net investment income              .07            .12           .13           .15           .11(b)
Net realized and
   unrealized gain                1.50           1.05          1.43           .77          2.66
Distributions from net
   investment income              (.11)          (.08)         (.13)         (.12)         (.03)
Distributions of realized
   capital gains                  (.75)          (.69)         (.23)         (.44)          -
                              -------------------------------------------------------------------
Net asset value at
   end of period              $  15.41       $  14.70      $  14.30      $  13.10      $  12.74
                              ===================================================================
Total return (%) **              10.80           8.46         12.12          7.73         27.76
Net assets at end of
   period (000)               $287,535       $258,753      $249,412      $193,921      $ 87,188
Ratio of expenses to
   average net assets (%)         1.28(a)        1.28          1.25          1.31          1.66(a)
Ratio of net investment
   income to average net
   assets (%)                      .89(a)         .84           .97          1.46          1.34(a)
Portfolio turnover (%)           38.92          41.65         69.42         62.50         40.21


  * Fund commenced operations September 1, 1995
 ** Assumes reinvestment of all dividend income and capital gains  distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.








Trustees
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

Investment Adviser, Underwriter, and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas  78288

Transfer Agent
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

Legal Counsel
Goodwin Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

Independent Auditors
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

Internet Access
usaa.com(Service Mark)

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine (Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777